Basis of preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Retained earnings	¥ 6,002,407	¥ 5,092,442	¥ 4,170,417
Total equity	7,756,105	6,657,150	5,706,582	¥ 7,197,249	¥ 6,724,339
Accumulated other comprehensive income	¥ (376,063)	¥ (614,570)	(677,989)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reclassifications or changes in presentation [line items]
Total equity				¥ (1,490,667)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Disclosure of reclassifications or changes in presentation [line items]
Retained earnings			409,654
Total equity			(1,490,667)
Accumulated other comprehensive income			¥ (1,900,321)